Significant Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 2,047,118	$ 562,117	$ 435,251
Post-employment benefits	2,782	2,322	2,458
Termination benefits	0	0	283
Share-based payment	719,786	1,035,401	365,666
Others	649	578	571
Total	$ 2,770,335	$ 1,600,418	$ 804,229